Pension Plan and Employee Benefits - Projected Benefit Payments and Projected Receipts (FY) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
PENSION BENEFITS
For the year ending Dec. 31,
2020	$ 24,065
2021	25,293
2022	26,541
2023	27,709
2024	28,741
Next five years	158,810
OTHER BENEFITS
For the year ending Dec. 31,
2020	4,472
2021	4,498
2022	4,554
2023	4,536
2024	4,531
Next five years	21,706
SERP BENEFITS
For the year ending Dec. 31,
2020	4,662
2021	4,689
2022	4,698
2023	4,710
2024	4,753
Next five years	$ 24,861